[LETTERHEAD OF PAUL HASTINGS LLP]


March 5, 2012


VIA EDGAR


Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:     Van Kampen Unit Trusts, Series 1178
        Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 File No. 333-177856

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., depositor, sponsor and principal underwriter of Van Kampen Unit Trusts, Series 1178 (the "Trust"), we hereby transmit for filing under the Securities Act of 1933 (the "Act") Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 ("Post-Effective Amendment No. 2") which has been blacklined to reflect changes from Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, which was filed with the Securities and Exchange Commission (the "Commission") on January 11, 2012 (accession number 0001528621-12-000026).

In addition to Post-Effective Amendment No. 2 and the exhibits listed therein as being filed therewith, a memorandum identifying changes from materials previously submitted is also submitted herewith. An effort has been made not only to indicate the changes by blacklining them but also to list them in the memorandum setting forth the changes.

The staff of the Commission has also requested that the Trust represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover and have been filed along with Post-Effective Amendment No. 2.

Accordingly, we respectfully request that the Commission grant acceleration of the effective date of Post-Effective Amendment No. 2 so that it may become effective as soon as practicable. A request for acceleration has been filed along with Post-Effective Amendment No. 2.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions regarding the foregoing, please do not hesitate to contact Gary D. Rawitz at (212) 318-6877, or Bill Belitsky at (212) 318-6097.

Very truly yours,

/s/ PAUL HASTINGS LLP

PAUL HASTINGS LLP